RECOVERABLE AMOUNT OF LONG - TERM ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
RECOVERABLE AMOUNT OF LONG - TERM ASSETS
Schedule of movement of provisions for impairment

		Constitutions
Cash Generating Units	12/31/2023	(Reversions)	12/31/2024
Hydroelectrict power units - CGT Eletrosul	105,915	(105,915)	—
Hydroelectrict power units - Chesf	22,763	(22,763)	—
Hydroelectrict power units - Eletrobras	75,344	(75,344)	—
Hydroelectrict power units - Eletronorte	261,886	(261,886)	—
Casa Nova	87,217	140,908	228,125
Casa Nova B a G	179,038	—	179,038
Coxilha Negra	591,926	(116,087)	475,839
Entorno 2	55,687	(55,687)	—
Ibirapuitã	67,674	(36,680)	30,994
Others	262,037	(320)	261,717
	1,709,487	(533,774)	1,175,713

The constitution and reversals substantially reflect the Company’s current business model, the long-term price curve, the progression of investments and entry into commercial operations.

		Constitutions
Cash Generating Units	12/31/2022	(Reversions)	Write-offs	Transfers	12/31/2023
Hydroelectrict power units - CGT Eletrosul	—	105,915	—	—	105,915
Hydroelectrict power units - Chesf	12,445	10,318	—	—	22,763
Hydroelectrict power units - Eletrobras	78,651	(3,307)	—	—	75,344
Hydroelectrict power units - Eletronorte	—	261,886	—	—	261,886
Casa Nova	55,695	31,522	—	—	87,217
Casa Nova B a G	179,038	—	—	—	179,038
Coxilha Negra	—	591,926	—	—	591,926
Entorno 2	—	55,687	—	—	55,687
Ibirapuitã	—	11,123	—	56,551	67,674
UTE Candiota	1,319,385	(396)	—	(1,318,989)	—
UTE Santa Cruz	567,253	—	—	(567,253)	—
Others	471,006	(175,352)	(33,157)	(460)	262,037
	2,683,473	889,322	(33,157)	(1,830,151)	1,709,487